Deposits	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Deposits [Abstract]
Deposits

Note 5 - Deposits

Deposit allocation	Nature	As of June 30, 2025	As of September 30, 2024
		(unaudited)
Public relations consulting services	Refundable	28,486	29,112
Photocopiers rented for offices use	Refundable	760	776
Total deposits		$29,246	$29,888

Note 5 - Deposits

The deposits consist of non-refundable deposit for the land to be purchased at Kuantan Integrated Industrial Park and the professional fee related to it, refundable deposit for the rent of photocopiers and installation cost for the factory equipment in Shah Alam factory. See Note 12 for further discussion.

Deposit allocation	Nature	As of September 30, 2024	As of September 30, 2023

Land to be purchased at Kuantan Integrated Industrial Park *	Non-refundable	$-	$80,989
Professional service in building Kuantan factory *	Non-refundable	-	46,462
Public Relations Consulting Services	Refundable	29,112	-
Photocopiers rent for offices use	Refundable	776	213
Total other receivables and other current assets, net		$29,888	$127,664

*	Written off during the year due to the termination of Sale and Purchase of Land Agreement